Accounts Receivable, net - Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Movement of allowances
Allowance made during the year				¥ 63,331
Allowance for doubtful accounts
Movement of allowances
Balance at beginning of the year	¥ 188,319	¥ 259,820	¥ 275,526
Allowance made during the year	114,885	96,298	87,219
Recoveries	74,110	114,374	91,965
Amount written off against the allowance	(1,299)	(53,425)	(10,960)
Balance at end of the year	¥ 227,795	¥ 188,319	¥ 259,820	¥ 275,526